Capital Lease Obligations	12 Months Ended
Dec. 31, 2016
Capital Lease Obligations [Abstract]
Capital Lease Obligations

Note 16 — Capital Lease Obligations

During the year ended December 31, 2014, the Company entered into a lease arrangement for furniture with Madison Funding. The lease term is from March 2014 through February 2019. Monthly minimum lease payments are $3,000 and the lease required a security deposit of $14,000. The Company exercised the buy-out option and the lease was paid in full on January 27, 2016.

During the year ended December 31, 2014, the Company entered into a lease arrangement for equipment with Cambridge TelCom Services, Inc. The lease term is from November 2014 through April 2019. Monthly minimum lease payments are $13,000.

The following is an analysis of the property under capital leases included in property and equipment (see Note 9) (in thousands):

	As of December 31,
	2016	2015
Furniture and fixtures	$—	$127
Accumulated depreciation	—	(45)
Net furniture and fixtures	$—	$82

Computer and office equipment	$649	$649
Accumulated depreciation	(281)	(151)
Net computer and office equipment	$368	$498

Depreciation expense for leased property and equipment for the years ended December 31, 2016 and 2015 were $130,000 and $156,000, respectively.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of December 31, 2016 (in thousands):

Years Ending December 31,	Equipment
2017	161
2018	161
2019	54
Total Minimum Lease Payments	376
Less: Imputed interest	(32)
Capital Lease Obligations(A)	$344

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(A)     Capital lease obligations are included on the Consolidated Balance Sheets in Accrued liabilities for the current portion due and Other liabilities for the non-current portion due as of December 31, 2016.